Cash and cash equivalents and investment securities	12 Months Ended
Dec. 31, 2023
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Cash and cash equivalents and investment securities
20. Cash and cash equivalents and investment securities

Million US dollar	31 December 2023	31 December 2022

Short-term bank deposits	4 201	4 685
Cash and bank accounts	6 131	5 288
Cash and cash equivalents	10 332	9 973

Bank overdrafts	(17)	(83)
Cash and cash equivalents in the statement of cash flows	10 314	9 890
The cash outstanding as at 31 December 2023 includes restricted cash for an amount of 109m US dollar (31 December 2022: 73m US dollar). This restricted cash mainly relates to amounts deposited on a blocked account in respect to the state aid investigation into the Belgian excess profit ruling system (76m US dollar).
Investment securities

Million US dollar	31 December 2023	31 December 2022

Investment in unquoted companies	151	149
Investment in debt securities	27	26
Non-current investments	178	175

Investment in debt securities	67	97
Current investments	67	97
As at 31 December 2023, current debt securities of 67m US dollar mainly represented investments in government bonds (31 December 2022: 97m US dollar). The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.